Securities Operations

[redacted]

03055692

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

1-7560

July 29, 2003

RECD S.E.C.
JUL 2 9 2003
081

PROCESSED
JUL 3 1 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SEA CONTAINERS LTD., 12 ½ % Senior Notes due 2009 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 29, 2003. Tentative listing date – July 30, 2003.

Sincerely,